Investments - Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net investment income
Interest income	$ 1,452	$ 689	$ 2,462	$ 1,267	$ 3,036	$ 1,916	$ 1,425
Dividend income	137	126	166	247	514	514	472
Investment expense	(106)	(86)	(185)	(168)	(312)	(305)	(282)
Net investment income	$ 1,483	$ 729	$ 2,443	$ 1,346	$ 3,238	$ 2,125	$ 1,615